13004001

NYSE Regulation, Inc.
20 Broad Street, 24th Floor
New York, NY 10005

NYSE REGULATION

January 29, 2014

Received SEC
JAN 29 2014
Washington, DC 20549
CERT NYS
File No. 001-11889

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on January 3, 2014 the NYSE MKT LLC (the "Exchange") received from CEL-SCI Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Series S Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Managing Director, Corporate Compliance
NYSE Regulation, Inc.